GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2022
Security matters limited [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF GOVERNMENT GRANTS
	December 31, 2022	December 31, 2021
Short term liability at year end	50	30
Long term liability at year end	85	85
Total	135	115